Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues		$ 14,882,763	$ 12,865,870	$ 9,816,312
Cost of revenues		(4,655,827)	(4,456,353)	(3,970,068)
Gross Profit		10,226,936	8,409,517	5,846,244
Operating Expenses
Selling and marketing expenses		(3,196,469)	(2,261,258)	(2,715,201)
General and administrative expenses		(2,524,003)	(1,425,663)	(1,139,165)
Research and development expenses		(864,320)	(1,447,949)	(943,253)
Total Operating Expenses		(6,584,792)	(5,134,870)	(4,797,619)
Income from Operations		3,642,144	3,274,647	1,048,625
Interest income, net		211,479	191,609	17,331
Other income, net		534,020	37,364	275,019
Income Before Income Taxes		4,387,643	3,503,620	1,340,975
Income tax (expenses) benefits		(387,144)	(502,131)	153,953
Net Income		4,000,499	3,001,489	1,494,928
Net loss attributable to noncontrolling interests		46,171	17,834	34,352
Net Income Attributable to Zhongchao Inc.'s shareholders		4,046,670	3,019,323	1,529,280
Other Comprehensive (Loss) Income
Foreign currency translation adjustment		(173,604)	(379,520)	228,786
Comprehensive Income		3,826,895	2,621,969	1,723,714
Total comprehensive loss attributable to noncontrolling interests		46,171	17,834	34,352
Total comprehensive income attributable to Zhongchao Inc.'s shareholders		$ 3,873,066	$ 2,639,803	$ 1,758,066
Weighted average number of ordinary share outstanding
Basic and Diluted	[1]	21,600,135	20,764,245	19,562,121
Earnings per share
Basic and Diluted	[1]	$ 0.187	$ 0.145	$ 0.078

[1]	The number of shares are presented on a retroactive basis to reflect the reorganization.